Related parties (Details) DKK in Thousands	12 Months Ended
	Dec. 31, 2017 DKK Vote item	Dec. 31, 2016 DKK
Disclosure of transactions between related parties
Number of related parties with controlling interest | item	0
Receivable from subsidiaries | DKK	DKK 127	DKK 76
Interests paid by the parent company to subsidiaries | DKK	DKK 0	DKK 151
Sunstone LSV Management A/S, Copenhagen, Denmark
Disclosure of transactions between related parties
Percent of voting rights held by shareholder	5.00%
Percent of share capital held by shareholder	5.00%
Number of votes per share	1
Legg Mason (Royce) Inc., Maryland, US
Disclosure of transactions between related parties
Percent of voting rights held by shareholder	5.00%
Percent of share capital held by shareholder	5.00%
Number of votes per share	1
Wellington Management Group LLP, Boston, U.S
Disclosure of transactions between related parties
Percent of voting rights held by shareholder	5.00%
Percent of share capital held by shareholder	5.00%
Number of votes per share	1